Revenue - Additional information (Details) £ in Thousands, $ in Thousands						3 Months Ended
	Sep. 27, 2023 USD ($)	Sep. 19, 2023 USD ($)	Mar. 11, 2022 USD ($)	Jan. 04, 2022 GBP (£) novelSmallMoleculeCandidate	Jan. 04, 2022 USD ($) novelSmallMoleculeCandidate	Sep. 30, 2023 GBP (£)
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of novel small molecule candidates focused on during research | novelSmallMoleculeCandidate				15	15
Revenue from strategic research collaboration, up-front cash payment				£ 74,242	$ 100,000
Revenue from strategic research collaboration, potential					$ 5,200,000
Revenue from collaboration arrangement	$ 4,000
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic research collaboration, up-front cash payment | £						£ 6,859
Revenue from collaboration arrangement, extension term			6 months
Revenue from collaboration arrangement			$ 5,000
Merck KGaA, Darmstadt, Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic research collaboration, up-front cash payment		$ 20,100
Revenue from strategic research collaboration, potential		$ 674,000